Income Taxes (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details Narrative
Deferred tax asset resulting from losses on sales of securities in 2009 and 2010	$ 45	$ 45
Deferred tax asset related to unexercised stock options	44	44
Deferred Tax valuation allowances	$ 89	$ 89